Intangible assets	12 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets
2023

	Acquired software technologies	Customer relationships	Internally generated intangibles	Total
	$	$	$	$

Cost

As at March 31, 2022	213,581	345,956	—	559,537
Additions	—	—	4,269	4,269
Exchange differences	(739)	(1,769)	—	(2,508)
As at March 31, 2023	212,842	344,187	4,269	561,298

Accumulated amortization

As at March 31, 2022	67,275	82,694	—	149,969
Amortization	42,795	58,751	—	101,546
Exchange differences	(653)	(1,014)	—	(1,667)
As at March 31, 2023	109,417	140,431	—	249,848

Net book value as at March 31, 2023	103,425	203,756	4,269	311,450
2022

	Acquired software technologies	Customer relationships	Internally generated intangibles	Total
	$	$	$	$

Cost

As at March 31, 2021	72,884	220,090	—	292,974
Acquired through business combinations	141,200	127,600	—	268,800
Exchange differences	(503)	(1,734)	—	(2,237)
As at March 31, 2022	213,581	345,956	—	559,537

Accumulated amortization

As at March 31, 2021	30,640	27,841	—	58,481
Amortization	36,700	55,112	—	91,812
Exchange differences	(65)	(259)	—	(324)
As at March 31, 2022	67,275	82,694	—	149,969

Net book value as at March 31, 2022	146,306	263,262	—	409,568